Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Short term borrowings weighted average interest rate	6.236%	4.27%
Minimum
Debt Disclosure [Line Items]
Short-term borrowings variable interest rates	3.081%	0.284%
Maximum
Debt Disclosure [Line Items]
Short-term borrowings variable interest rates	10.50%	6.116%
Revolving Credit Facility
Debt Disclosure [Line Items]
Revolving credit facilities	4,153,881	2,912,011
Unused credit	1,650,126	1,150,268
Long-term Debt
Debt Disclosure [Line Items]
Average effective interest rates	6.5267%	6.0317%
Agricultural Bank Of China
Debt Disclosure [Line Items]
Short term borrowings	98,997
Secured loan	62,213
Agricultural Bank Of China | Financial Guarantee
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	114,904
Agricultural Bank Of China | JXLDK | Inventories
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	247,522
Agricultural Bank Of China | Ldkpv | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	157,945
Agricultural Bank Of China | Ldkxyc | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	39,379
Agricultural Bank Of China | Ldkxyc | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	28,059
Agricultural Bank Of China | Ldk Solar Hi Tech Hefei Co Ltd
Debt Disclosure [Line Items]
Short term borrowings	2,185
Debt to asset ratio	80.20%
Agricultural Bank Of China | Ldk Solar Hi Tech Hefei Co Ltd | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Other Secured Financings
Debt Disclosure [Line Items]
Secured loan	287,908
Secured short term borrowings	328,621
Other Secured Financings | Financial Guarantee
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	141,897
Other Secured Financings | Plant and machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	106,592
Other Secured Financings | Restricted Deposits
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	201,021
Other Secured Financings | Bills receivable
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	50,431
Other Secured Financings | Long-term Debt | Land Use Rights
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	63,091
Other Secured Financings | Long-term Debt | Building and Plant
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	28,356
Other Secured Financings | Long-term Debt | Machinery
Debt Disclosure [Line Items]
Carrying amount of assets used to secure borrowing	402,072
Bank Of Communications | Ldk Solar Hi Tech Hefei Co Ltd
Debt Disclosure [Line Items]
Short term borrowings	15,871
Debt to asset ratio	80.20%
Net profit to revenue ratio	(10.20%)
Bank Of Communications | Ldk Solar Hi Tech Hefei Co Ltd | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	80.00%
Net profit to revenue ratio	2.00%
China Development Bank Corporation | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	25,000
Debt to asset ratio	80.00%
Current ratio	0.83
China Development Bank Corporation | JXLDK | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.7
China Construction Bank | JXLDK
Debt Disclosure [Line Items]
Short term borrowings	142,837
Debt to asset ratio	80.00%
Current ratio	0.83
China Construction Bank | JXLDK | Covenant Requirement
Debt Disclosure [Line Items]
Debt to asset ratio	75.00%
Current ratio	0.9